FLEXSHARES® TRUST

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

FlexShares® Emerging Markets Quality Low Volatility Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

SUPPLEMENT DATED MARCH 25, 2021 TO THE PROSPECTUS DATED MARCH 1, 2021

Basit Amin is no longer a portfolio manager of the FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund. For the FlexShares® Global Quality Real Estate Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, Robert Anstine and Brendan Sullivan will continue to serve as portfolio managers and will be joined by Volter Bagriy to assume portfolio management responsibilities. For the FlexShares® International Quality Dividend Index Fund, Robert Anstine and Brendan Sullivan will continue to serve as portfolio managers and will be joined by Alan Aung to assume portfolio management responsibilities. For the FlexShares® Quality Dividend Index Fund, Robert Anstine and Brendan Sullivan will continue to serve as portfolio managers and will be joined by Steven Santiccoli to assume portfolio management responsibilities.

In addition, Brandon P. Ferguson is no longer a portfolio manager of the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Daniel J. Personette and Michael R. Chico will continue to serve as portfolio managers of the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund. Eric R. Williams will continue to serve as a portfolio manager and will be joined by Chaitanya Mandavakuriti to assume portfolio management responsibilities for the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund.

Accordingly, the Prospectus is updated as follows:

1. For the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, the following replaces the paragraph under “Management” on page 15:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine and Brendan Sullivan, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since its inception in July 2019. Volter Bagriy, a Vice President of Northern Trust Investments, Inc., has served as a Portfolio Manager of the Fund since March 2021.

2. For the FlexShares® Emerging Markets Quality Low Volatility Index Fund, the following replaces the paragraph under “Management” on page 22:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine and Brendan Sullivan, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since its inception in July 2019. Volter Bagriy, a Vice President of Northern Trust Investments, Inc., has served as a Portfolio Manager of the Fund since March 2021.

3. For the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, the following replaces the paragraph under “Management” on page 35:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine, Brendan Sullivan and Volter Bagriy, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since October 2013, June 2016 and March 2021, respectively.

4. For the FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, the following replaces the paragraph under “Management” on page 42:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine, Brendan Sullivan and Volter Bagriy, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since October 2013, June 2016 and March 2021, respectively.

5. For the FlexShares® Global Quality Real Estate Index Fund, the following replaces the paragraph under “Management” on page 82:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine, Brendan Sullivan and Volter Bagriy, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since inception of the Fund in November 2013, June 2016 and March 2021, respectively.

6. For the FlexShares® Quality Dividend Index Fund, the following replaces the paragraph under “Management” on page 97:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine, Brendan Sullivan and Steven Santiccoli, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since October 2013, June 2016 and March 2021, respectively.

7. For the FlexShares® International Quality Dividend Index Fund, the following replaces the paragraph under “Management” on page 116:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine, Brendan Sullivan and Alan Aung, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since October 2013, June 2016 and March 2021, respectively.

8. For the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, the following replaces the paragraph under “Management” on page 135:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Daniel J. Personette and Michael R. Chico, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since its inception.

9. For the FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, the following replaces the paragraph under “Management” on page 141:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Daniel J. Personette and Michael R. Chico, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since its inception.

10. For the FlexShares® Credit-Scored US Corporate Bond Index Fund, the following replaces the paragraph under “Management” on page 156:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Eric R. Williams, a Vice President of Northern Trust Investments, Inc., has served as a Portfolio Manager of the Fund since September 2020. Chaitanya Mandavakuriti, a Vice President of Northern Trust Investments, Inc., has served as a Portfolio Manager of the Fund since March 2021.

11. For the FlexShares® Credit-Scored US Long Corporate Bond Index Fund, the following replaces the paragraph under “Management” on page 164:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Eric R. Williams, a Vice President of Northern Trust Investments, Inc., has served as a Portfolio Manager of the Fund since September 2020. Chaitanya Mandavakuriti, a Vice President of Northern Trust Investments, Inc., has served as a Portfolio Manager of the Fund since March 2021.

12. The following replaces the text beginning on page 222 under “Description of Fund Management – Portfolio Managers”:

NTI manages assets collectively on a team basis, which allows the firm to maintain continuity of the investment management process. NTI’s Chief Investment Officer leads various teams with respect to strategic overall investment management decisions and the development of investment strategies. Senior investment professionals from NTI’s portfolio management teams are involved in various aspects of managing the Funds. Portfolio managers within each specialized team are responsible for the day-to-day management of specific investment strategies and funds.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of each of the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Low Volatility Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund and FlexShares® International Quality Dividend Defensive Index Fund are:

Robert Anstine is a Vice President of NTI. Mr. Anstine joined NTI in 2011 and is responsible for managing various global index equity portfolios. In addition, he has been involved with the investment management of the FlexShares® equity index funds since their inception. Prior to joining NTI and since 2007, Mr. Anstine worked at Northern Trust as an operations manager.

Volter Bagriy is a Vice President of NTI. Mr. Bagriy joined NTI in 2015 and is responsible for managing various global index equity portfolios. In addition, he is a member of NTI’s global sustainable investing resource team.

Brendan Sullivan is a Vice President of NTI. Mr. Sullivan joined NTI in 2012 and is a Senior Portfolio Manager responsible for the management of international equity index portfolios, overlay mandates and equity exchange-traded funds. Prior to joining NTI in May 2012, Mr. Sullivan was an Index Strategist at RBC Capital Markets, where he produced research and advised clients on implementing strategies around index events.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of each of the FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® Quality Dividend Defensive Index Fund and FlexShares® International Quality Dividend Index Fund are:

Robert Anstine is a Vice President of NTI. Mr. Anstine joined NTI in 2011 and is responsible for managing various global index equity portfolios. In addition, he has been involved with the investment management of the FlexShares® equity index funds since their inception. Prior to joining NTI and since 2007, Mr. Anstine worked at Northern Trust as an operations manager.

Alan Aung is a Vice President of NTI. Mr. Aung joined NTI in 2017 and is responsible for managing index equity portfolios. Prior to joining NTI, Mr. Aung was a Portfolio Manager at iShares on the US iShares team.

Brendan Sullivan is a Vice President of NTI. Mr. Sullivan joined NTI in 2012 and is a Senior Portfolio Manager responsible for the management of international equity index portfolios, overlay mandates and equity exchange-traded funds. Prior to joining NTI in May 2012, Mr. Sullivan was an Index Strategist at RBC Capital Markets, where he produced research and advised clients on implementing strategies around index events.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of each of the FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® Quality Dividend Index Fund and FlexShares® International Quality Dividend Dynamic Index Fund are:

Robert Anstine is a Vice President of NTI. Mr. Anstine joined NTI in 2011 and is responsible for managing various global index equity portfolios. In addition, he has been involved with the investment management of the FlexShares® equity index funds since their inception. Prior to joining NTI and since 2007, Mr. Anstine worked at Northern Trust as an operations manager.

Steven Santiccoli is a Vice President of NTI. Mr. Santiccoli is responsible for managing various global index equity portfolios. In addition, he is a member of NTI’s global sustainable investing resource team.

Brendan Sullivan is a Vice President of NTI. Mr. Sullivan joined NTI in 2012 and is a Senior Portfolio Manager responsible for the management of international equity index portfolios, overlay mandates and equity exchange-traded funds. Prior to joining NTI in May 2012, Mr. Sullivan was an Index Strategist at RBC Capital Markets, where he produced research and advised clients on implementing strategies around index events.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of each of the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund are:

Michael R. Chico is a Vice President of NTI. Mr. Chico joined NTI in 2007 and is responsible for managing various fixed-income funds.

Daniel J. Personette is a Vice President of NTI. Mr. Personette joined NTI in 1996 and for the past six years has managed various fixed-income funds.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Disciplined Duration MBS Index Fund are:

Michael R. Chico is a Vice President of NTI. Mr. Chico joined NTI in 2007 and is responsible for managing various fixed-income funds.

Kevin O’Shaughnessy is a Vice President of NTI. Mr. O’Shaughnessy joined NTI in 1997 and is responsible for managing various fixed-income funds.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund are:

Chaitanya Mandavakuriti is a Vice President of NTI. Mr. Mandavakuriti joined NTI in 2013 and has assisted in the management of international fixed income index portfolios with a focus on credit.

Eric R. Williams is a Vice President of NTI. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed-income funds.

The individual Portfolio Managers who, as a team, are collectively responsible for the day-to-day management of the FlexShares® High Yield Value-Scored Bond Index Fund are:

Benjamin J. McCubbin joined NTI in 2018 and is a Portfolio Manager in NTI’s Fixed Income Group. Prior to joining NTI, Mr. McCubbin’s work experience included positions as a fixed-income associate and lead portfolio manager for institutional accounts.

Eric R. Williams is a Vice President of NTI. Mr. Williams joined NTI in January 2010 and has assisted in the management of various fixed-income funds.

Additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds is available in the SAI.

13. All references to Brandon P. Ferguson and Basit Amin in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

FlexShares® Emerging Markets Quality Low Volatility Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

SUPPLEMENT DATED MARCH 25, 2021 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2021

Basit Amin is no longer a portfolio manager of the FlexShares® Global Quality Real Estate Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund. For the FlexShares® Global Quality Real Estate Index Fund, FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund and FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, Robert Anstine and Brendan Sullivan will continue to serve as portfolio managers and will be joined by Volter Bagriy to assume portfolio management responsibilities. For the FlexShares® International Quality Dividend Index Fund, Robert Anstine and Brendan Sullivan will continue to serve as portfolio managers and will be joined by Alan Aung to assume portfolio management responsibilities. For the FlexShares® Quality Dividend Index Fund, Robert Anstine and Brendan Sullivan will continue to serve as portfolio managers and will be joined by Steven Santiccoli to assume portfolio management responsibilities.

In addition, Brandon P. Ferguson is no longer a portfolio manager of the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund. Daniel J. Personette and Michael R. Chico will continue to serve as portfolio managers of the FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund. Eric R. Williams will continue to serve as a portfolio manager and will be joined by Chaitanya Mandavakuriti to assume portfolio management responsibilities for the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund.

Accordingly, the SAI is updated as follows:

1. The disclosure as to the portfolio managers of the Funds in the table under the section entitled “Portfolio Managers” beginning on page 82 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	Robert Anstine, Brendan Sullivan and Volter Bagriy
FlexShares® Emerging Markets Quality Low Volatility Index Fund	Robert Anstine, Brendan Sullivan and Volter Bagriy

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	Robert Anstine, Brendan Sullivan and Volter Bagriy
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	Robert Anstine, Brendan Sullivan and Volter Bagriy
FlexShares® Global Quality Real Estate Index Fund	Robert Anstine, Brendan Sullivan and Volter Bagriy
FlexShares® Quality Dividend Index Fund	Robert Anstine, Brendan Sullivan and Steven Santiccoli
FlexShares® International Quality Dividend Index Fund	Robert Anstine, Brendan Sullivan and Alan Aung
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	Daniel J. Personette and Michael R. Chico
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	Daniel J. Personette and Michael R. Chico
FlexShares® Credit-Scored US Corporate Bond Index Fund	Eric R. Williams and Chaitanya Mandavakuriti
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	Eric R. Williams and Chaitanya Mandavakuriti

2. The following disclosure is added under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 82 of the SAI:

The table below discloses accounts within each type of category listed below for which Chaitanya Mandavakuriti* was jointly and primarily responsible for day-to-day portfolio management as of February 28, 2021.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance

FlexShares Trust:	0	$0	0	$0

Other Registered Investment Companies:	0	$0	0	$0

Other Pooled Investment Vehicles:	17	$50,524,000,000	0	$0

Other Accounts:	6	$2,092,000,000	0	$0

* Chaitanya Mandavakuriti became a Portfolio Manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund effective March 2021.

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3. The following information, as of February 28, 2021, is added in the table under the section entitled “Portfolio Managers – Disclosure of Securities Ownership” beginning on page 88 of the SAI:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Volter Bagriy*	FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	None
Volter Bagriy*	FlexShares® Emerging Markets Quality Low Volatility Index Fund	None
Volter Bagriy*	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	None
Volter Bagriy*	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	None
Volter Bagriy*	FlexShares® Global Quality Real Estate Index Fund	None
Steven Santiccoli**	FlexShares® Quality Dividend Index Fund	None
Alan Aung***	FlexShares® International Quality Dividend Index Fund	None
Chaitanya Mandavakuriti****	FlexShares® Credit-Scored US Corporate Bond Index Fund	None
Chaitanya Mandavakuriti****	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	None

*Volter Bagriy became a Portfolio Manager of the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund, FlexShares® Emerging Markets Quality Low Volatility Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund and FlexShares® Global Quality Real Estate Index Fund effective March 2021.

**Steven Santiccoli became a Portfolio Manager of the FlexShares® Quality Dividend Index Fund effective March 2021.

***Alan Aung became a Portfolio Manager of the FlexShares® International Quality Dividend Index Fund effective March 2021.

****Chaitanya Mandavakuriti became a Portfolio Manager of the FlexShares® Credit-Scored US Corporate Bond Index Fund and FlexShares® Credit-Scored US Long Corporate Bond Index Fund effective March 2021.

4. All references to Brandon P. Ferguson and Basit Amin in the SAI are hereby deleted.

Please retain this Supplement with your SAI for future reference.

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FLEXSHARES® TRUST

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED MARCH 25, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 1, 2021

Brandon P. Ferguson is no longer a portfolio manager of the FlexShares® Core Select Bond Fund. Daniel J. Personette and Morten Olsen will continue to serve as portfolio managers of the FlexShares® Core Select Bond Fund.

Accordingly, effective immediately, all references to Brandon P. Ferguson in the Summary Prospectus, Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI for future reference.